SCHEDULE OF TRANSLATION EXCHANGE RATES (Details)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate, translation	0.6805	0.6915	0.7500
Weighted Average [Member]
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate, translation	0.6705	0.7253	0.7473